UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

July 31, 2009

AMM FUNDS

PRESIDENT’S MESSAGE TO FELLOW

 SHAREHOLDERS

JULY 31, 2009

Dear Fellow Shareholders,

Last year marked the sixth major financial crisis since 1983, and quite possibly the most severe downturn of the last 25 years.  Though it is not entirely fair to compare today’s challenges with the Great Depression or World War II economies, there are serious concerns about the current state of the global economy.  Accordingly, we have been cautious.  In hindsight a 100% cash position would have done very well during the most recent downturn.  As Mark Twain observed years ago, "It's very difficult to make predictions, especially about the future."

The general market, not security selection, was the most significant factor that impacted each fund’s performance.  We did hold a much larger than usual level of cash in our funds during much of the decline. While the high levels of cash helped to reduce some of the downside exposure during the broad market decline, the cash positions also had a dampening affect on each fund’s performance as the general market recovered from the March lows

For the fiscal year July 31, 2009 the Fallen Angels Value Fund had a total return of (16.96)% and the Fallen Angels Income Fund had a total return of (12.10%).

As with anything relating to an unknown future, there is significant deviation among experts regarding the future path of interest rates.  For example, San Francisco Federal Reserve President Janet Yellen told reporters in July, "It's not out of the realm of possibilities that the fed funds rate could stay at zero for the next couple of years."

Several days earlier, billionaire George Soros, one of the world's most successful hedge fund managers offered an opposing prediction to the Wall Street Journal, "As markets revive, fear of inflation will drive up interest rates, which will choke off recovery."

Many people make investment decisions based on whose opinion they heard first or which expert made the most sense at a particular time.  Our portfolio management methodology seeks to remove this kind of bias by following a disciplined, pro-active, value-oriented investment process.

This approach has worked well so far in 2009.  However, if our research indicates once again that it would be prudent to increase cash positions, we may do so again this year.

Remember the words of legendary investor Jesse Livermore, written over 70 years ago.

"Cash was, is and always will be - king.  Always have cash in reserve.  Cash is the ammunition in your gun.  My biggest mistake was not in following this rule more often.  Time is not money because there may be times when your money should be inactive...  Often money that is just sitting can be later moved into the right situation and make a fortune.  Patience-Patience-Patience.  Patience was the key to success - Don't be in a hurry."  Jesse Livermore  (1877 - 1940)

AMM FUNDS

PRESIDENT’S MESSAGE TO FELLOW

 SHAREHOLDERS - CONTINUED

JULY 31, 2009

Based on balance sheet and financial statement analysis, we believe that buying low priced, high value investments will provide the highest probability for future profits. As your fund portfolio managers, we are available to our shareholders who may have questions or comments.  Please do not hesitate to call us directly anytime

Sincerely Yours,

Gabriel B. Wisdom Portfolio Manager / President AMM Funds	Michael J. Moore Portfolio Manager / Treasurer AMM Funds

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PERFORMANCE ILLUSTRATION

JULY 31, 2009

AVERAGE ANNUAL TOTAL RETURN

FUND/INDEX                                  SINCE INCEPTION (11/10/2006)              1 YEAR

The Fallen Angels Value Fund                           (9.33) %                                     (16.96) %

S&P 500 Index                                                    (9.65) %                                     (19.97) %

The chart assumes an initial gross investment of $10,000 made on 11/10/2006 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTORS SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED, RETURNS ARE SHOWN AFTER THE DEDUCTION OF EXPENSES. THE FUNDS INVESTMENT OBJECTIVES, RISKS, AND EXPENSES MUST BE CONSIDERED CAREFULLY BEFORE INVESTING.  PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (866) 663-8023.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do no reflect any deductions for fees, expenses or taxes.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PERFORMANCE ILLUSTRATION

JULY 31, 2009

AVERAGE ANNUAL TOTAL RETURN

FUND/INDEX                                  SINCE INCEPTION (11/10/2006)            1 YEAR

The Fallen Angels Income Fund                         (8.98) %                                   (12.10) %

Dow Jones Moderate Portfolio Index                   (1.89) %                                   (8.31) %

iBoxx $ Liquid High Yield Index                        (5.20) %                                  (14.53) %

The chart assumes an initial gross investment of $10,000 made on 11/10/2006 (inception).

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTORS SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED.  RETURNS ARE SHOWN AFTER THE DEDUCTION OF EXPENSES.  THE FUNDS INVESTMENT OBJECTIVES, RISKS, AND EXPENSES MUST BE CONSIDERED CAREFULLY BEFORE INVESTING.  PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (866) 663-8023.

The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. Investors can identify an appropriate benchmark as the index that has the most similar historic risk characteristics.

The iBoxx USD Liquid High Yield Index comprises the most liquid USD denominated sub-investment grade issues.  Markit iBoxx indices cover the cash bond market and provide a transparent view of the most actively traded portion of the market.  The indices are ideal benchmarks for professional use, as they comprise liquid investment grade issues.  Underlying bond prices and indices are available in real time for Euro and Sterling and end of day for USD and Asia.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PORTFOLIO ANALYSIS

JULY 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Discretionary 5.60%
Consumer Staples 4.13%
Energy 7.99%
Financials 7.50%
Healthcare 8.06%
Industrials 8.19%
Information Technology 12.31%
Materials 2.26%
Exchange Traded Funds 19.48%
Short Term Investments 24.48%

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JULY 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the class of securities the underlying securities represent as a percentage of the portfolio of investments.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2009

Shares		Value

COMMON STOCKS - 56.07%

Consumer Discretionary - 5.60%
12,000	American Eagle Outfitters, Inc.	$ 172,680
4,000	Apollo Group, Inc. Class A*	276,160
20,000	Jamba, Inc.*	21,600
18,000	Starbucks Corp.*	318,600
		789,040
Consumer Staples - 4.13%
2,000	Energizer Holdings, Inc.*	128,120
1,000	Lorillard, Inc.	73,720
1,000	Phillip Morris International, Inc.	46,600
6,000	Procter & Gamble Co.	333,060
		581,500
Energy - 7.99%
4,000	Alpha Natural Resources, Inc.*	133,240
10,000	Chesapeake Energy Corp.	214,400
6,500	Ensco International, Inc.	246,285
2,000	Occidental Petroleum Corp.	142,680
4,000	Peabody Energy Corp.	132,440
20,000	United States Natural Gas*	257,400
		1,126,445
Financials – 7.50%
955	Alleghany Corp.*	258,328
4	Berkshire Hathaway, Inc. Class A*	388,000
600	Mastercard, Inc.	116,418
4,500	Visa, Inc.	294,570
		1,057,316
Heathcare – 8.07%
8,000	Medtronic Inc.	283,360
10,000	Pfizer, Inc.	159,300
12,000	United Health Group, Inc.	336,720
11,500	Walgreen Co.	357,075
		1,136,455

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2009

Shares		Value

Industrials - 8.19%
5,000	3M Co.	352,600
8,000	ABB Ltd. ADR	146,240
9,000	Emerson Electric Co.	327,420
12,000	General Electric Co.	160,800
2,000	Jacobs Engineering Group, Inc.*	81,960
4,000	KBR, Inc.	84,760
		1,153,780
Information Technology - 12.32%
12,000	Accenture Ltd. Class A	420,840
8,000	Cisco Systems, Inc.*	176,080
13,000	Cognizant Technology Solutions Corp.*	384,670
14,000	Microsoft Corp.	329,280
20,000	Move, Inc.*	53,400
14,000	Paychex, Inc.	371,000
		1,735,270

Materials – 2.27%
3,800	Monsanto Co.	319,200

TOTAL FOR COMMON STOCKS (Cost $9,690,013) - 56.07%		7,899,006

EXCHANGE TRADED FUNDS - 19.49%
8,000	Energy Select Sector SPDR	404,960
11,000	iPath Dow Jones - AIG Commodity Index*	420,970
10,000	iShares Dow Jones US Pharmaceuticals	481,100
5,000	iShares Russell 1000 Growth Index	219,050
10,000	iShares Russell 1000 Value Index	509,500
10,000	iShares Russell Midcap Growth Index	430,210
3,000	SPDR Gold Shares *	280,050

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,502,161) - 19.49%		2,745,840

* Non-income producing security during the period.

ADR- American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 24.49%
3,449,091	Fidelity Money Market Portfolio Class Select 0.19%**	3,449,091

TOTAL SHORT TERM INVESTMENTS (Cost $3,449,091) - 24.49%		3,449,091

TOTAL INVESTMENTS (Cost $15,641,265) - 100.05%		14,093,937

LIABILITIES LESS OTHER ASSETS - (0.05)%		(6,959)

NET ASSETS - 100.00%		$ 14,086,978

** Variable rate security; the coupon rate shown represents the yield at July 31, 2009.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2009

Shares		Value

CLOSED END MUTUAL FUNDS - 40.00%
13,000	Advent Claymore Convert Securities & Inc. Fund	$ 175,500
38,000	Alliance Bernstein Income Fund	303,620
20,000	Alpine Global Premier Properties Fund	107,600
25,000	Blackrock Dividend Acheivers Trust	205,000
9,923	BlackRock Global Opportunities Equity Trust	173,943
40,000	BlackRock Income Trust	251,600
5,000	Cohen & Steers Premium, Inc. Realty Fund	20,400
5,000	Cohen & Steers REIT & Preferred, Inc. Fund	41,050
27,000	DWS Multi-Market Income Trust	202,230
16,000	Eaton Vance Tax Advantaged Dividend Income Fund	218,880
15,000	Eaton Vance Tax Advantaged Global Dividend Income Fund	180,450
18,000	Eaton Vance Tax-Mana	228,240
17,000	Gabelli Dividend & Income Trust	190,060
10,000	General American Investors Company, Inc.	211,100
10,000	Global Income & Currency Fund	141,100
15,000	Helios Total Return Fund, Inc.	77,100
45,000	Liberty All-Star Equity Fund	174,150
30,000	MFS Charter Income Trust	254,700
10,000	Nicholas Applegate Convertible & Income Fund II	72,000
8,000	Nuveen Muni Advantage Fund, Inc.	107,040
33,000	Putman Income Premier Income Trust	177,210
17,000	Royce Value Fund	156,230
4,606	S&P 500 Geared Fund, Inc.	52,739
7,000	Source Capital, Inc.	272,020
20,000	Templeton Emerging Markets Income Fund	260,600
25,000	Western Asset Claymore Inflation-Linked Opportunities & Income Fund	286,000
21,000	Western Asset Emerging Markets Debt Fund, Inc.	229,530

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $5,913,275) - 40.00%		4,770,092

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2009

Shares		Value

EQUITY SECURITIES - 2.90%
500	Lorillard, Inc.	36,860
5,000	Merck & Co., Inc.	150,050
10,000	Pfizer, Inc.	159,300
45,000	Sea Containers Ltd. (Bermuda)*	76

TOTAL FOR EQUITY SECURITIES (Cost $414,798) - 2.90%		346,286

EXCHANGE TRADED FUNDS - 6.81%
3,000	iShares Barclays MBS Bond	318,090
2,000	iShares iBoxx Investment Grade Corp Bond	208,920
8,000	iShares S&P U.S. Preferred Stock Index	284,800

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $674,750) - 6.81%		811,810

INVESTMENT TRUST - 1.10%
10,000	Penn West Energy Trust (Canada)	130,700

TOTAL FOR INVESTMENT TRUST (Cost $284,373) - 1.10%		130,700

LIMITED PARTNERSHIP - 0.77%
2,000	Energy Transfer Partners L.P.	92,260

TOTAL FOR LIMITED PARTNERSHIP (Cost $77,867) - 0.77%		92,260

MORTGAGE BACKED SECURITIES - 0.58%
25,000	Morgan Stanley Capital I Trust 5.569% 12/15/2044	20,065
50,000	Wachovia Bank Commercial Mortgage Trust 5.558% 08/15/2015	49,415

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $62,386) - 0.58%		69,480

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2009

Shares		Value

PREFERRED SECURITIES - 19.78%
9,900	Allmerica Financial (Corts) 7.75%	196,911
4,800	AON Capital Trust A (Corts) 7.75%	105,456
9,800	Arch Cap Ltd Preferred 8.00%	227,360
7,300	BioMed Realty Trust 7.375%	156,585
5,812	Bristol-Meyers Squibb (Corts) 6.80%	144,719
2,100	Ford Motor Co 8.125%	33,012
500	Hilton Hotels Corp. 8.00%	6,525
12,300	Hospitality Property Trust 7.00%*	212,790
6,200	JC Penney (Corts) 7.625%	129,890
6,000	LMG Pplus 6.70%	80,700
2,300	MSDW Structured Asset Corp. SATURNS DPL Capital Sec-Bkd Series 2002-7 7.875% Cl A	54,625
4,700	MSDW Structured Asset Corp. SATURNS DPL Capital Sec-Bkd Series 2002-3 Cl A	114,586
5,000	Morgan ST III 6.25%	102,400
5,000	Odyssey Re Holders Float US Lib + 325	94,950
6,190	SunAmerica (Corts) 6.70%	87,836
9,400	Telephone & Data 7.60% 12/01/41	209,244
10,583	Unum Provident (Pplus) 7.40%	194,304
9,400	US Cellular 7.50% 6/15/34	206,800

TOTAL FOR PREFERRED SECURITIES (Cost $2,924,902) - 19.78%		2,358,693

REITS - 1.19%
6,000	Realty Income Corp.	141,480

TOTAL FOR REIT'S (Cost $127,325) - 1.19%		141,480

SHORT TERM INVESTMENTS - 26.79%
3,195,220	Fidelity Money Market Portfolio Class Select 0.19%**	3,195,220

TOTAL SHORT TERM INVESTMENTS (Cost $3,195,220) - 26.79%		3,195,220

TOTAL INVESTMENTS (Cost $13,674,896) - 99.92%		11,916,021

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.08%		9,240

NET ASSETS - 100.00%		$ 11,925,261

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at July 31, 2009.

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2009

Assets:	Value Fund	Income Fund
Investments in Securities, at Value (Cost $15,641,265 and $13,674,896)	$ 14,093,937	$ 11,916,021
Receivables:
Dividends and Interest	12,542	30,374
Prepaid Expenses	15,155	10,218
Total Assets	14,121,634	11,956,613
Liabilities:
Payables:
Management Fees	11,518	9,706
Due to Advisor	5,758	4,842
Accrued Expenses	17,380	16,804
Total Liabilities	34,656	31,352
Net Assets	$ 14,086,978	$ 11,925,261

Net Assets Consist of:
Paid In Capital	$ 19,082,342	$ 18,679,586
Accumulated Undistributed Net Investment Income	11,767	165,738
Accumulated Realized Loss on Investments	(3,459,802)	(5,161,189)
Unrealized Depreciation in Value of Investments	(1,547,329)	(1,758,874)
Net Assets, for 1,854,943 and 1,795,725 Shares Outstanding	$ 14,086,978	$ 11,925,261

Net Asset Value Per Share	$ 7.59	$ 6.64

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2009

Investment Income:	Value Fund	Income Fund
Dividends (net of foreign withholding of $1,778 and $5,052, respectively)(a)	$ 164,164	$ 758,163
Interest	55,382	53,993
Total Investment Income	219,546	812,156

Expenses:
Advisory Fees	137,002	112,325
Administrative Fees	34,250	28,081
Distribution (12b-1) Fees	34,250	28,081
Transfer Agent Fees	30,302	30,602
Registration Fees	23,838	29,788
Custodian Fees	8,001	8,001
Audit Fees	10,202	10,202
Legal Fees	13,071	13,271
Trustee Fees	4,000	4,000
Printing and Mailing Fees	1,999	1,400
Miscellaneous Fees	401	402
Insurance Fees	800	0
Total Expenses	298,116	266,153

Net Investment Income (Loss)	(78,570)	546,003

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(2,040,095)	(2,987,814)
Capital Gain on Distributions from Portfolio Companies	-	1,628
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,054,162)	343,736
Realized and Unrealized Loss on Investments	(3,094,257)	(2,642,450)

Net Decrease in Net Assets Resulting from Operations	$ (3,172,827)	$ (2,096,447)

(a) including capital gain distributions of $140 - Income Fund

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

JULY 31, 2009

	Year	Year
	Ended	Ended
	7/31/2009	7/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (78,570)	$ 26,502
Net Realized Loss on Investments	(2,040,095)	(1,631,640)
Unrealized Depreciation on Investments	(1,054,162)	(641,105)
Net Decrease in Net Assets Resulting from Operations	(3,172,827)	(2,246,243)

Distributions to Shareholders:
Net Investment Income	-	(187,015)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(187,015)

Capital Share Transactions	(1,247,702)	(482,815)

Total Decrease in Net Assets	(4,420,529)	(2,916,073)

Net Assets:
Beginning of Period	18,507,507	21,423,580

End of Period (Including Undistributed Net Investment Income of $11,767 and $11,766, respectively)	$ 14,086,978	$ 18,507,507

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

JULY 31, 2009

	Year	Year
	Ended	Ended
	7/31/2009	7/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 546,003	$ 1,092,699
Net Realized Loss on Investments	(2,987,814)	(2,145,550)
Capital Gain on Distributions from Portfolio Companies	1,628	78,929
Unrealized Appreciation (Depreciation) on Investments	343,736	(1,245,466)
Net Decrease in Net Assets Resulting from Operations	(2,096,447)	(2,219,388)

Distributions to Shareholders:
Net Investment Income	(380,266)	(1,198,693)
Realized Gain	-	(108,382)
Total Distributions Paid to Shareholders	(380,266)	(1,307,075)

Capital Share Transactions	(1,419,292)	743,019

Total Decrease in Net Assets	(3,896,005)	(2,783,444)

Net Assets:
Beginning of Period	15,821,266	18,604,710

End of Period (Including Undistributed Net Investment Income of $165,738 and $0, respectively)	$ 11,925,261	$ 15,821,266

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

FINANCIAL HIGHLIGHTS

JULY 31, 2009

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	Year	Year	Period *
	Ended	Ended	Ended
	7/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 9.14	$ 10.32	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.04)	0.01	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.51)	(1.10)	0.23
Total from Investment Operations	(1.55)	(1.09)	0.36

Distributions:
Net Investment Income	-	(0.09)	(0.04)
Realized Gains	-	-	-
Total from Distributions	-	(0.09)	(0.04)

Net Asset Value, at End of Period	$ 7.59	$ 9.14	$ 10.32

Total Return ***	(16.96)%	(10.63)%	3.62%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,087	$ 18,507	$ 21,424
Before Waivers
Ratio of Expenses to Average Net Assets	2.18%	1.99%	1.91%****
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.57)%	0.13%	1.60%****
After Waivers
Ratio of Expenses to Average Net Assets	2.18%	1.99%	1.74%****
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.57)%	0.13%	1.77%****
Portfolio Turnover	215.67%	451.20%	31.18%

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

**** Annualized

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

FINANCIAL HIGHLIGHTS

JULY 31, 2009

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	Year	Year	Period *
	Ended	Ended	Ended
	7/31/2009	7/31/2008	7/31/2007

Net Asset Value, at Beginning of Period	$ 7.81	$ 9.54	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.30	0.56	0.48
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.26)	(1.61)	(0.45)
Total from Investment Operations	(0.96)	(1.05)	0.03

Distributions:
Net Investment Income	(0.21)	(0.62)	(0.49)
Realized Gains	-	(0.06)	-
Total from Distributions	(0.21)	(0.68)	(0.49)

Net Asset Value, at End of Period	$ 6.64	$ 7.81	$ 9.54

Total Return ***	(12.10)%	(11.65)%	0.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,925	$ 15,822	$ 18,605
Before Waivers
Ratio of Expenses to Average Net Assets	2.37%	2.09%	2.02%****
Ratio of Net Investment Income (Loss) to Average Net Assets	4.87%	6.35%	6.64%****
After Waivers
Ratio of Expenses to Average Net Assets	2.37%	2.09%	1.88%****
Ratio of Net Investment Income to Average Net Assets	4.87%	6.35%	6.78%****
Portfolio Turnover	99.76%	138.49%	96.47%****

* For the period November 10, 2006 (commencement of investment operations) through

   July 31, 2007.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

**** Annualized

The accompanying notes are an integral part of the financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2009

Note 1. Organization

The Fallen Angels Value Fund (“Value Fund”) and the Fallen Angels Income Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Value Fund’s investment objective is to seek long-term capital appreciation. The Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

As specified in Financial Accounting Standards Board (FASB) Statement No. 168, the FASB Accounting Standards Codification (FASC) and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the FASC became the authoritative source of generally accepted accounting principles (GAAP) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

Security Valuation- Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level   1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2009:

Value Fund

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$7,899,006	-	-	$7,899,006
Exchange Traded Funds	2,745,840			2,745,840
Short-Term Investment	3,449,091	-	-	3,449,091
Total	$14,093,937	-	-	$14,093,937

Income Fund

Investments in Securities:

(Assets)	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$4,770,092	-	-	$4,770,092
Equity Securities	346,210	-	7 6	346,286
Exchange Traded Funds	811,810	-	-	811,810
Limited Partnership	92,260	-	-	92,260
Mortgage Backed Securities	69,480	-	-	69,480
Preferred Securities	2,358,693	-	-	2,358,693
REITS	141,480	-	-	141,480
Investment Trust	130,700	-	-	130,700
Short-Term Investment	3,195,220	-	-	3,195,220
Total	$11,915,945	-	76	$11,916,021

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

           Investments

                                                                                                     In

                                                                                               Securities

Balance as of 7/31/08

               $   1,800

Accrued discounts/premium                                                                              0

Realized gain (loss)

           0

Change in unrealized appreciation/depreciation

                 (1,724)

Net purchases (sales)

                           0

Net transfers in and/or out of Level 3

           0

Balance as of 7/31/09                                                                              $      76

Net change in unrealized appreciation/depreciation from investments

     Still held as of 7/31/09

                                  (1,724)

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd. has been valued at $.0017 per share.  This security has been valued according to the fair value pricing policies of the Fund.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Financial Futures Contracts- The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, A Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Reclassifications – In accordance with the determination and disclosure requirements of investment companies, the Funds have recorded a reclassification in the capital accounts.  As of July 31, 2009, the Value Fund recorded a permanent book/tax difference of $78,570 from net investment loss to paid in capital.  This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m. Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. Each Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.  Management has evaluated subsequent events through September 23, 2009, the date the financial statements were issued.

Note 3. Investment Management and Service Agreements

The Trust has a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investments program for the Funds consistent with each Funds investment objective and policies.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the year ended July 31, 2009, the Advisor earned a fee of $137,002 and $112,325 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor management fees of $11,518 and $9,706 for the Value Fund and Income Fund, respectively, as of July 31, 2009.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the year ended July 31, 2009, the Advisor earned a fee of $34,250 and $28,081 from the Value Fund and Income Fund,

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

respectively.  The Funds owed the Advisor administrative fees of $2,879 and $2,427 for the Value Fund and Income Fund, respectively, as of July 31, 2009.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the year ended July 31, 2009, distribution (12b-1) fees of the Plan accrued fees of $34,250 and $28,081 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $2,879 and $2,415 for the Value Fund and Income Fund,respectively as of July 31, 2009.

Note 4. Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

Note 5. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at July 31, 2009 was $19,160,912 and $18,679,586 representing 1,854,943 and 1,795,725 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the period ended July 31, 2009 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	240,698	$1,765,282	260,573	$1,621,017
Shares issued in reinvestment of distributions	-	-	59,382	375,039
Shares redeemed	(411,085)	(3,012,984)	(551,052)	(3,415,348)
Net Increase (decrease)	(170,387)	$(1,247,702)	(231,097)	$(1,419,292)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

Transactions in capital stock for the fiscal year ended July 31, 2008 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	294,361	$2,927,460	376,583	$3,361,619
Shares issued in reinvestment of distributions	18,608	187,015	147,051	1,303,019
Shares redeemed	(362,874)	(3,597,290)	(446,254)	(3,921,619)
Net Increase (decrease)	(49,905)	$(482,815)	77,380	$743,019

Note 6. Options

As of July 31, 2009, the Income Fund had no outstanding written call options.

Transactions in written call options during the year ended July 31, 2009 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at July 31, 2008	-	$ -
Options written	10	2,400
Options exercised	(10)	(2,400)
Options expired	-	-
Options terminated in closing purchase transaction	-	-
Options outstanding at July 31, 2009	-	$ -

Note 7. Investment Transactions

For the year ended July 31, 2009, purchases and sales of investment securities other than U.S. Government obligations aggregated $20,717,017 and $21,202,188 for the Value Fund and $9,558,241 and $7,177,919 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively, for each Fund.

Note 8. Tax Matters

As of July 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

             Value Fund

Income Fund

Undistributed ordinary income

             $      11,767                 $     165,737

Capital loss carryforward expiring 7/31/2017+   $ 1,541,434                 $  2,973,867

Capital loss carryforward expiring 7/31/2016      $    538,516                $                0

Post-October capital loss deferrals

between realized 11/1/08 and 7/31/2009*           $ 1,780,885                 $ 2,006,481

Gross unrealized appreciation on

 investment securities

                  $200,752                     $345,095

Gross unrealized depreciation on

investment securities                                             (1,258,999)                 (2,111,839)

Net unrealized depreciation on

 investment securities

             $(1,058,247)               $(1,766,744)

Cost of investment securities, including

short-term investments**

              $15,152,183               $13,674,854

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while a capital loss carryforward remains.

The Value Fund did not pay any distributions for the year ended July 31, 2009.

The Income Fund paid distributions from net investment income of $380,266 during the year ended July 31, 2009.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2009

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of July 31, 2009, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 94.64% and 92.82% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

Note 10. New Accounting Pronouncements

For fiscal years beginning after November 15, 2008 the Funds are required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification to provide enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.  Management is currently evaluating the impact of this accounting topic on the Funds’ financial statements and related disclosures.

As required by the Fair Value Topic of the FASB Accounting Standards Codification the Funds adopted standards to evaluate the level and activity for the assets and liabilities of each Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Management is currently evaluating the impact of this accounting topic on the Funds’ financial statements and related disclosures.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JULY 31, 2009

To the Shareholders and Board of Trustees

  of AMM Funds

We have audited the accompanying statements of assets and liabilities of The Fallen Angels Value Fund and The Fallen Angels Income Fund (the “Funds”), both a series of AMM Funds, including the schedules of investments as of July 31, 2009 and the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for the two year period then ended and for the period November 10, 2006 (commencement of investment operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of July 31, 2009, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of The Fallen Angels Value Fund and The Fallen Angels Income Fund (the “Funds”), both a series of AMM Funds, as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each the two years in the period then ended and the  period November 10, 2006 (commencement of investment operations) through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

September 23, 2009

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

EXPENSE ILLUSTRATION

JULY 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Fallen Angels Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2009 through July 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

EXPENSE ILLUSTRATION - CONTINUED

JULY 31, 2009 (UNAUDITED)

Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	2/1/2009	7/31/2009	2/1/2009 to 7/31/2009

Actual	$1,000.00	$1,139.64	$11.57
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.98	$10.89

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	2/1/2009	7/31/2009	2/1/2009 to 7/31/2009

Actual	$1,000.00	$1,167.57	$12.74
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.04	$11.83

* Expenses are equal to the Fund's annualized expense ratio of 2.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

TRUSTEES AND OFFICERS

JULY 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 43	Trustee since August 2006.	2	Management Consultant, self-employed (2002-present); Consultant, East Bay Small Business Development Center (2007-present)
Ingram S. Chodorow P.O. Box 675167, Rancho Santa Fe, CA 92067 Age: 70	Trustee since August 2006.	2	President/CEO, Elsac Group, Inc.(2009), (investments), President/CEO, Placontrol, Inc. (1973-2009) (oral care products)
Linda J. Rock 1946 Zapo St. Del Mar, CA 92014 Age: 52	Trustee since August 2006.	2	Management consultant, self-employed (1990-present)
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 47	Trustee since August 2006.	2	President/CEO, BottomLine Marketing (2001-present) (marketing)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGLES INCOME FUND

TRUSTEES AND OFFICERS - CONTINUED

JULY 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 59	Trustee since June 2006; President since August 2006.	2	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 33	Treasurer since August 2006.	N/A	Chief Investment Officer, American Money Management (2001 to present)
Joseph D. Dang P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 32	Secretary since June 2006; CCO since August 2006.	N/A	Counsel and Chief Compliance Officer, American Money Management, LLC (2005 to present); Financial Analyst/Financial Planner, Ayco (financial planning subsidiary of Goldman Sachs) (2004 to 2005)

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Funds' investment adviser.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JULY 31, 2009 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended July 31, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at (866) 663-8023.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Adviser

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$ 19,000

FY 2008

$ 19,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2009

$ 0

$ 0

FY 2009

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2009

$ 3,000

$ 0

FY 2008

$ 3,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2009

$ 0

$ 0

FY 2008

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2009

$ 3,000

$ 0

FY 2008

$ 3,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: October 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date October 9, 2009

By /s/Michael Moore

      Michael Moore

      Treasurer

Date October 9, 2009